Subsequent Events - Additional Information (Detail) £ in Thousands, shares in Thousands, $ in Thousands, $ in Thousands	Jul. 11, 2019 USD ($) shares	Jul. 11, 2019 GBP (£)	Feb. 28, 2019 USD ($) Store	Feb. 28, 2019 CAD ($) Store
FHF Holdings Ltd. [Member]
Subsequent Event [Line Items]
Contingent consideration			$ 319,000	$ 419,000
Number of stores | Store			16,000	16,000
Natura Naturals Holdings Inc. [Member]
Subsequent Event [Line Items]
Contingent consideration			$ 53,400	$ 70,000
Subsequent Event [Member] | Smith and Sinclair [Member]
Subsequent Event [Line Items]
Cash paid on closing | $	$ 2,409
Subsequent Event [Member] | Class 2 Common Stock [Member] | Smith and Sinclair [Member]
Subsequent Event [Line Items]
Common stock issued | shares	79,289
Subsequent Event [Member] | Class 2 Common Stock [Member] | Smith and Sinclair [Member] | Maximum [Member]
Subsequent Event [Line Items]
Contingent consideration	$ 3,095	£ 2,472